Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Significant Subsidiaries

The following are the significant subsidiaries included in these financial statements:

Name	Country of Incorporation	Ownership interest
		2017	2016
Copa Airlines	Panama	99%	99%
Copa Colombia	Colombia	99%	99%
Oval	British Virgin Islands	100%	100%

Estimated Useful Lives of Assets and Considering Residual Value

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets and considering the following values:

	Estimate useful	Residual
Property and equipment	life (years)	Value
Flight equipment -
Airframe and engines	27	15%
Aircraft components (rotable parts)	27	15%
Major maintenance events	1-8	—
Ramp and miscellaneous -
Ground equipment	10	—
Furniture, fixture, equipment and other	5-10	—
Leasehold improvements	Lesser of remaining lease term and estimated useful life of the leasehold improvement	—